Prepayments, Deposits and Other Assets, Net	12 Months Ended
Jun. 30, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure Abstract
PREPAYMENTS, DEPOSITS AND OTHER ASSETS, NET

NOTE 5 – PREPAYMENTS, DEPOSITS AND OTHER ASSETS, NET

Prepayments, deposits and other assets, net consisted of the following:

	As of June 30,
	2021	2020
Prepaid expenses	$1,559,176	$388,010
Advances and deposits to suppliers	651,402	633,706
Contract assets	513,199	233,149
Deferred contract costs	376,138	106,734
Due from Infogain	185,906	-
Note receivables	127,027	110,744
Advances to employees	13,755	53,011
Due from Judge Asia	-	212,447
Less: allowance for doubtful accounts	-	(212,447)
Total	3,426,603	1,525,354
Less: non-current portion	(896,145)	(244,387)
Prepayments, deposits and other assets – current portion	$2,530,458	$1,280,967

The movement of the allowance for doubtful accounts is as follows:

	As of June 30,
	2021	2020
Balance at the beginning of the year	$212,447	$147
Provision (reversal) for doubtful accounts	-	213,422
Write-off	(230,032)	(144)
Foreign currency translation adjustment	17,585	(978)
Balance at the end of the year	$-	$212,447